VANECK VECTORS AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.6%
Canada: 9.6%
24,222	B2Gold Corp. (USD) *	$78,237
58,776	Barrick Gold Corp. (USD)	1,018,588
190,328	First Quantum Minerals Ltd.	1,599,963
265,691	IAMGOLD Corp. (USD) *	906,006
556,295	Ivanhoe Mines Ltd. *	1,445,359
		5,048,153
China / Hong Kong: 2.3%
3,591,000	China Molybdenum Co. Ltd. #	1,191,600
Egypt: 4.2%
476,917	Commercial International Bank Reg S (GDR)	2,196,203
Germany: 1.4%
95,657	Jumia Technologies AG (ADR) * †	758,560
India: 0.8%
17,716	MakeMyTrip Ltd. (USD) *	401,976
Kenya: 10.1%
461,200	East African Breweries Ltd. #	860,399
3,873,700	Equity Group Holdings Plc #	1,392,618
11,683,800	Safaricom Plc	3,093,929
		5,346,946
Morocco: 14.2%
51,024	Attijariwafa Bank #	2,510,171
59,713	Banque Centrale Populaire	1,641,653
39,408	Banque Marocaine du Commerce Exterieur	776,182
31,998	Cosumar	689,319
129,771	Maroc Telecom	1,890,357
		7,507,682
Nigeria: 16.7%
40,343,335	Guaranty Trust Bank Plc	3,258,715
5,859,279	MTN Nigeria Communications Plc	2,115,175
369,426	Nestle Nigeria Plc #	1,428,002
38,303,220	Zenith Bank Ltd.	1,981,384
		8,783,276
Singapore: 0.8%
2,443,200	Golden Agri-Resources Ltd. #	397,452
South Africa: 31.1%
47,767	Absa Group Ltd. #	481,885
4,538	Anglo American Platinum Ltd. #	273,295
18,837	AngloGold Ashanti Ltd. (ADR)	344,152
25,385	Aspen Pharmacare Holdings Ltd. #	144,120
19,146	AVI Ltd. #	103,818
7,626	Barloworld Ltd. #	58,034
19,144	Bid Corp. Ltd. #	406,382
17,865	Bidvest Group Ltd. #	224,916
5,077	Capitec Bank Holdings Ltd. #	431,103
15,535	Clicks Group Ltd. #	220,384
20,222	Coronation Fund Managers Ltd. #	55,472
28,421	Discovery Ltd. † #	214,039
14,962	Exxaro Resources Ltd. † #	128,896
233,976	FirstRand Ltd. † #	960,198
70,530	Fortress REIT Ltd.	95,823
13,687	Foschini Group Ltd. #	147,683
41,233	Gold Fields Ltd. (ADR)	202,866
191,318	Growthpoint Properties Ltd. † #	291,717
34,064	Harmony Gold Mining Co. Ltd. (ADR) *	96,742
14,793	Hyprop Investments Ltd.	60,333
52,039	Impala Platinum Holdings Ltd. * #	327,083
13,401	Imperial Holdings Ltd. #	46,090
18,436	Investec Ltd. #	96,904
36,675	Investec Plc (GBP) #	189,093
9,634	Liberty Holdings Ltd.	71,417
84,827	Life Healthcare Group Holdings Ltd. #	126,853
26,435	Mediclinic International Plc (GBP) #	107,832
58,078	Momentum Metropolitan Holdings #	71,363
15,988	Mr Price Group Ltd. #	167,061
86,867	MTN Group Ltd. † #	552,076
27,938	MultiChoice Group Ltd. * #	217,242
25,548	Naspers Ltd. #	3,863,738
27,643	Nedbank Group Ltd. #	413,730
94,555	Netcare Ltd. #	109,334
286,364	Old Mutual Ltd. † #	365,028
23,110	Pick n Pay Stores Ltd. #	90,662
9,252	Pioneer Foods Ltd.	64,686
12,062	PSG Group Ltd. #	167,991
53,804	Rand Merchant Investment Holdings Ltd. #	106,162
356,098	Redefine Properties Ltd. #	183,900
30,207	Remgro Ltd. #	325,030
18,739	Resilient REIT Ltd.	80,085
47,520	RMB Holdings Ltd. #	235,474
120,034	Sanlam Ltd. #	590,531
23,662	Sappi Ltd. #	58,546
37,943	Sasol Ltd. (ADR) †	645,410
29,858	Shoprite Holdings Ltd. #	241,508
30,773	Sibanye Gold Ltd. (ADR) *	166,174
10,430	Spar Group Ltd. #	131,477
78,206	Standard Bank Group Ltd. #	901,234
17,580	Telkom SA SOC Ltd. #	81,859
10,140	Tiger Brands Ltd. #	140,786
27,223	Truworths International Ltd. #	95,171
25,525	Vodacom Group Ltd. † #	201,643
58,310	Woolworths Holdings Ltd. #	212,022
		16,387,053
United Kingdom: 6.9%
58,476	Anglo American Plc #	1,346,900
247,921	Centamin Plc #	384,658
730,319	Tullow Oil Plc #	1,918,363
		3,649,921
United States: 1.5%
96,767	Kosmos Energy Ltd.	603,826
1,824	Royal Caribbean Cruises Ltd.	197,594
		801,420
Zimbabwe: 0.0%
32,900	Cassava Smartech Zimbabwe Ltd. *	2,865
15,980	Delta Corp. Ltd.	3,273
		6,138
Total Common Stocks (Cost: $49,953,190)		52,476,380
MONEY MARKET FUND: 0.2% (Cost: $87,519)
87,519	Dreyfus Government Cash Management Fund - Institutional Shares	87,519
Total Investments Before Collateral for Securities Loaned: 99.8% (Cost: $50,040,709)		52,563,899

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 6.1%
Repurchase Agreements: 6.1%
$202,155	Repurchase agreement dated 9/30/19 with BofA Securities, Inc., 2.30%, due 10/1/19, proceeds $202,168; (collateralized by various U.S. government and agency obligations, 1.13% to 2.25%, due 8/31/21 to 11/15/27, valued at $206,198 including accrued interest)	202,155
1,000,000	Repurchase agreement dated 9/30/19 with Citigroup Global Markets, Inc., 2.32%, due 10/1/19, proceeds $1,000,064; (collateralized by various U.S. government and agency obligations, 2.50% too 9.00%, due 6/1/24 to 10/1/49, valued at $1,020,000 including accrued interest)	1,000,000
1,000,000	Repurchase agreement dated 9/30/19 with Daiwa Capital Markets America, Inc., 2.37%, due 10/1/19, proceeds $1,000,066; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 11/21/19 to 10/1/49, valued at $1,020,000 including accrued interest)	1,000,000
1,000,000	Repurchase agreement dated 9/30/19 with J.P. Morgan Securities LLC, 2.35%, due 10/1/19, proceeds $1,000,065; (collateralized by various U.S. government and agency obligations, 2.75% to 2.88%, due 5/31/23 to 10/31/23, valued at $1,020,000 including accrued interest)	1,000,000
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $3,202,155)		3,202,155
Total Investments: 105.9% (Cost: $53,242,864)		55,766,054
Liabilities in excess of other assets: (5.9)%		(3,091,220)
NET ASSETS: 100.0%		$52,674,834

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,949,347.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $25,989,528 which represents 49.3% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	15.5%	$8,152,281
Consumer Discretionary	11.1	5,843,805
Consumer Staples	9.1	4,778,148
Energy	5.0	2,651,085
Financials	37.0	19,436,445
Health Care	0.9	488,139
Industrials	0.6	329,040
Materials	19.2	10,085,579
Real Estate	1.4	711,858
Money Market Fund	0.2	87,519
	100.0%	$52,563,899